Investment Securities (Summary of Amortized Cost and Estimated Fair Values of Investment Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 476,524		$ 423,563
Gross Unrealized Gains	18,052		16,326
Gross Unrealized Losses	(310)		(979)
Estimated Fair Value	494,266		438,910
Obligations Of State And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	345,224		359,667
Gross Unrealized Gains	16,586		14,359
Gross Unrealized Losses	(293)		(979)
Estimated Fair Value	361,517	[1]	373,047	[1]
U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	116,835		46,068
Gross Unrealized Gains	1,466		1,967
Gross Unrealized Losses	(17)
Estimated Fair Value	118,284	[1]	48,035	[1]
Corporate Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	776
Estimated Fair Value	776
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13,689		17,828
Estimated Fair Value	$ 13,689		$ 17,828

[1]	Does not include $13.7 million at December 31, 2012 and $17.8 million at December 31, 2011 of shares of FHLB-Dallas, FHLB-Atlanta and FNBB stock that do not have readily determinable fair values and are carried at cost.